Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total income	£ 18,194	£ 15,408	£ 15,778
United Kingdom
Disclosure of operating segments [line items]
Total income	7,962	4,585	4,954
United Kingdom | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Total income	7,962	4,585	4,954
Europe
Disclosure of operating segments [line items]
Total income	2,320	2,358	2,119
Americas
Disclosure of operating segments [line items]
Total income	6,516	7,326	7,590
Africa and Middle East
Disclosure of operating segments [line items]
Total income	63	45	37
Asia
Disclosure of operating segments [line items]
Total income	1,333	1,094	1,078
United States | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Total income	£ 6,340	£ 7,162	£ 7,471